UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811- 01403)

Exact name of registrant as specified in charter:	Putnam Global Equity Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2016

Date of reporting period:	July 31, 2016

Item 1. Schedule of Investments:

Putnam Global Equity Fund

The fund's portfolio
7/31/16 (Unaudited)

COMMON STOCKS (96.1%)(a)
			Shares	Value

Aerospace and defense (1.7%)

L-3 Communications Holdings, Inc.			29,029	$4,401,667

Northrop Grumman Corp.			42,300	9,163,449

				13,565,116
Airlines (0.7%)

American Airlines Group, Inc.			143,800	5,104,900

				5,104,900
Automobiles (2.2%)

Yamaha Motor Co., Ltd. (Japan)			976,800	16,829,660

				16,829,660
Banks (1.5%)

Bank of Ireland (Ireland)(NON)			23,913,147	4,945,958

Metro Bank PLC (United Kingdom)(NON)			123,424	3,382,885

Permanent TSB Group Holdings PLC (Ireland)(NON)			1,415,418	3,376,923

				11,705,766
Beverages (3.1%)

Anheuser-Busch InBev SA/NV ADR (Belgium)			49,200	6,368,448

Dr. Pepper Snapple Group, Inc.			51,000	5,024,010

Molson Coors Brewing Co. Class B			43,606	4,454,789

SABMiller PLC (United Kingdom)			147,874	8,638,366

				24,485,613
Biotechnology (2.2%)

Biogen, Inc.(NON)			19,500	5,653,635

Celgene Corp.(NON)			43,300	4,857,827

Medivation, Inc.(NON)			105,400	6,744,546

				17,256,008
Building products (1.3%)

Assa Abloy AB Class B (Sweden)			230,677	5,062,655

Fortune Brands Home & Security, Inc.			85,471	5,407,750

				10,470,405
Capital markets (1.5%)

Charles Schwab Corp. (The)			135,800	3,859,436

E*Trade Financial Corp.(NON)			326,600	8,191,128

				12,050,564
Chemicals (3.6%)

Axiall Corp.			134,029	4,376,047

Monsanto Co.			115,700	12,353,289

Sherwin-Williams Co. (The)			15,900	4,765,707

Symrise AG (Germany)			90,201	6,357,254

				27,852,297
Commercial services and supplies (0.7%)

dorma + kaba Holding AG Class B (Switzerland)			7,471	5,461,415

				5,461,415
Communications equipment (0.5%)

Nokia OYJ (Finland)			660,578	3,793,072

				3,793,072
Containers and packaging (1.9%)

Ball Corp.(S)			83,900	5,929,213

Sealed Air Corp.			184,500	8,704,710

				14,633,923
Diversified consumer services (0.6%)

Service Corp. International/US			179,100	4,964,652

				4,964,652
Diversified financial services (0.5%)

Eurazeo SA (France)			65,139	4,163,430

				4,163,430
Diversified telecommunication services (5.0%)

Com Hem Holding AB (Sweden)			583,398	4,983,802

Koninklijke KPN NV (Netherlands)			1,301,962	4,283,814

Level 3 Communications, Inc.(NON)			93,600	4,736,160

Nippon Telegraph & Telephone Corp. (Japan)			172,200	8,237,450

SBA Communications Corp. Class A(NON)			58,300	6,704,500

SFR Group SA (France)			143,807	3,397,203

Telecom Italia SpA RSP (Italy)			9,934,579	6,914,023

				39,256,952
Electric utilities (1.6%)

Exelon Corp.			343,800	12,816,864

				12,816,864
Food products (6.1%)

Adecoagro SA (Argentina)(NON)			327,700	3,591,592

Associated British Foods PLC (United Kingdom)			166,877	5,943,163

JM Smucker Co. (The)			63,500	9,789,160

Kerry Group PLC Class A (Ireland)			66,744	5,712,148

Kraft Heinz Co. (The)			69,800	6,030,022

Nomad Foods, Ltd. (United Kingdom)(NON)			541,479	4,792,089

Orkla ASA (Norway)			662,958	6,152,505

TreeHouse Foods, Inc.(NON)(S)			53,853	5,557,091

				47,567,770
Health-care equipment and supplies (2.1%)

Becton Dickinson and Co.			24,700	4,347,200

C.R. Bard, Inc.			26,400	5,906,472

Cooper Cos., Inc. (The)			35,600	6,495,932

				16,749,604
Hotels, restaurants, and leisure (2.9%)

Chipotle Mexican Grill, Inc.(NON)(S)			11,700	4,960,683

Compass Group PLC (United Kingdom)			376,126	7,148,177

Dalata Hotel Group PLC (Ireland)(NON)			1,166,916	5,048,851

Hilton Worldwide Holdings, Inc.			224,571	5,207,801

				22,365,512
Household durables (1.8%)

CalAtlantic Group, Inc.			68,147	2,467,603

PulteGroup, Inc.			296,600	6,281,988

Techtronic Industries Co., Ltd. (Hong Kong)			1,227,000	5,195,266

				13,944,857
Independent power and renewable electricity producers (3.8%)

Calpine Corp.(NON)			749,100	10,292,634

NextEra Energy Partners LP			196,327	6,131,292

NRG Energy, Inc.			585,800	8,107,472

NRG Yield, Inc. Class C			292,700	5,251,038

				29,782,436
Insurance (5.6%)

Admiral Group PLC (United Kingdom)			171,521	4,912,268

American International Group, Inc.			167,923	9,141,728

Assured Guaranty, Ltd.			242,100	6,485,859

Fairfax Financial Holdings, Ltd. (Canada)			12,800	6,862,580

Hartford Financial Services Group, Inc. (The)			230,200	9,173,470

Prudential PLC (United Kingdom)			385,238	6,806,406

				43,382,311
Internet and catalog retail (1.5%)

Amazon.com, Inc.(NON)			15,600	11,837,436

FabFurnish GmbH (acquired 8/2/13, cost $17) (Private) (Brazil)(F)(RES)(NON)			13	11

Global Fashion Group SA (acquired 8/2/13, cost $855,718) (Private) (Brazil)(F)(RES)(NON)			20,200	145,449

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $17) (Private) (Brazil)(F)(RES)(NON)			13	11

New Middle East Other Assets GmbH (acquired 8/2/13, cost $7) (Private) (Brazil)(F)(RES)(NON)			5	4

				11,982,911
Internet software and services (5.6%)

Alibaba Group Holding, Ltd. ADR (China)(NON)			74,300	6,128,264

Alphabet, Inc. Class C(NON)			33,762	25,955,888

Facebook, Inc. Class A(NON)			43,400	5,378,996

Wix.com, Ltd. (Israel)(NON)(S)			176,400	6,279,840

				43,742,988
IT Services (2.5%)

Computer Sciences Corp.			105,500	5,046,065

Visa, Inc. Class A(S)			114,900	8,967,945

Worldpay Group PLC (United Kingdom)(NON)			1,436,072	5,576,270

				19,590,280
Leisure products (0.7%)

Brunswick Corp.			101,600	5,041,392

				5,041,392
Media (3.0%)

Atresmedia Corporacion de Medios de Comunicacion SA (Spain)			471,807	4,942,492

Charter Communications, Inc. Class A(NON)			15,551	3,652,463

Live Nation Entertainment, Inc.(NON)			192,700	5,283,834

Mediaset SpA (Italy)			1,067,230	3,231,087

Stroeer SE & Co. KGaA (Germany)(S)			138,608	6,587,512

				23,697,388
Metals and mining (1.0%)

Newmont Mining Corp.			176,300	7,757,200

				7,757,200
Multi-utilities (0.8%)

Veolia Environnement SA (France)			279,562	6,207,252

				6,207,252
Oil, gas, and consumable fuels (3.6%)

EOG Resources, Inc.			66,200	5,408,540

Exxon Mobil Corp.			63,700	5,666,115

Pioneer Natural Resources Co.			32,600	5,299,782

Range Resources Corp.			131,700	5,308,827

Scorpio Tankers, Inc.			628,400	2,991,184

Suncor Energy, Inc. (Canada)			137,950	3,712,758

				28,387,206
Personal products (1.6%)

Coty, Inc. Class A			159,400	4,283,078

Unilever NV ADR (Netherlands)			180,029	8,339,726

				12,622,804
Pharmaceuticals (7.1%)

Astellas Pharma, Inc. (Japan)			535,900	9,041,524

AstraZeneca PLC (United Kingdom)			132,826	8,873,806

Bristol-Myers Squibb Co.			79,000	5,909,990

Impax Laboratories, Inc.(NON)			129,700	4,075,174

Jazz Pharmaceuticals PLC(NON)			30,900	4,664,973

Novartis AG (Switzerland)			170,598	14,134,358

Perrigo Co. PLC			39,900	3,646,461

Shionogi & Co., Ltd. (Japan)			97,100	5,091,245

				55,437,531
Real estate investment trusts (REITs) (1.4%)

Big Yellow Group PLC (United Kingdom)			481,673	4,526,037

Hibernia REIT PLC (Ireland)			4,397,891	6,686,908

				11,212,945
Real estate management and development (1.9%)

Kennedy-Wilson Holdings, Inc.			196,935	4,145,482

RE/MAX Holdings, Inc. Class A			164,957	7,145,937

Sumitomo Realty & Development Co., Ltd. (Japan)			121,000	3,184,647

				14,476,066
Road and rail (1.1%)

Union Pacific Corp.			90,200	8,393,110

				8,393,110
Semiconductors and semiconductor equipment (1.5%)

Micron Technology, Inc.(NON)			425,500	5,846,370

SK Hynix, Inc. (South Korea)			176,360	5,416,046

				11,262,416
Software (2.3%)

NetSuite, Inc.(NON)(S)			51,900	5,649,315

Nintendo Co., Ltd. (Japan)			23,300	4,910,732

RIB Software AG (Germany)(S)			310,154	3,467,523

ServiceNow, Inc.(NON)			51,700	3,873,364

				17,900,934
Specialty retail (2.1%)

Advance Auto Parts, Inc.			24,900	4,229,514

Home Depot, Inc. (The)			31,100	4,299,264

Lowe's Cos., Inc.			59,500	4,895,660

Tile Shop Holdings, Inc.(NON)			166,255	2,834,648

				16,259,086
Textiles, apparel, and luxury goods (0.7%)

Luxottica Group SpA (Italy)			117,417	5,698,529

				5,698,529
Thrifts and mortgage finance (0.7%)

Radian Group, Inc.			397,700	5,130,330

				5,130,330
Tobacco (3.3%)

Imperial Brands PLC (United Kingdom)			197,077	10,389,825

Japan Tobacco, Inc. (Japan)			381,300	15,041,236

				25,431,061
Transportation infrastructure (0.9%)

Aena SA (Spain)			49,362	7,119,089

				7,119,089
Wireless telecommunication services (1.9%)

KDDI Corp. (Japan)			203,300	6,266,266

Vodafone Group PLC ADR (United Kingdom)			283,081	8,747,203

				15,013,469

Total common stocks (cost $701,882,917)				$750,567,114

CONVERTIBLE PREFERRED STOCKS (0.6%)(a)
			Shares	Value

Global Fashion Group SA zero % cv. pfd. (acquired 7/11/16, cost $103,080) (Brazil) (Private)(F)(RES)(NON)			13,609	$104,222

Uber Technologies, Inc. Ser. E, 8.00% cv. pfd. (acquired 2/18/15, cost $3,653,997) (Private)(F)(RES)(NON)			108,051	4,742,877

Total convertible preferred stocks (cost $3,757,077)				$4,847,099

U.S. TREASURY OBLIGATIONS (0.1%)(a)
			Principal amount	Value

U.S. Treasury Notes
1.375%, 10/31/20(i)			$301,000	$307,089
1.50%, 2/28/23(i)			180,000	183,870

Total U.S. treasury obligations (cost $490,959)				$490,959

PURCHASED OPTIONS OUTSTANDING (—%)(a)
	Expiration		Contract
	date/strike price		amount	Value

SPDR S&P 500 ETF Trust (Put)	Aug-16/$190.00		$656,142	$32,794

Total purchased options outstanding (cost $1,850,320)				$32,794

SHORT-TERM INVESTMENTS (6.8%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.62%(d)		Shares	32,217,982	$32,217,982

Putnam Short Term Investment Fund 0.44%(AFF)		Shares	19,530,182	19,530,182

SSgA Prime Money Market Fund Class N 0.34%(P)		Shares	1,420,000	1,420,000

U.S. Treasury Bills 0.201%, 8/11/16			$130,000	129,995

Total short-term investments (cost $53,298,157)				$53,298,159

TOTAL INVESTMENTS

Total investments (cost $761,279,430)(b)				$809,236,125

FORWARD CURRENCY CONTRACTS at 7/31/16 (aggregate face value $132,967,849) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	10/19/16	$389,433	$381,741	$7,692
	British Pound	Buy	9/21/16	48,612	52,965	(4,353)
	Canadian Dollar	Buy	10/19/16	604,282	609,604	(5,322)
	Euro	Sell	9/21/16	3,542,093	3,585,627	43,534
Barclays Bank PLC
	Euro	Sell	9/21/16	4,412,016	4,404,671	(7,345)
	Hong Kong Dollar	Buy	8/18/16	3,755,647	3,757,371	(1,724)
	Japanese Yen	Buy	8/18/16	2,486,889	2,391,122	95,767
	Japanese Yen	Sell	8/18/16	2,486,889	2,410,272	(76,617)
	Singapore Dollar	Buy	8/18/16	3,963,089	3,951,605	11,484
	Singapore Dollar	Sell	8/18/16	3,963,089	3,907,468	(55,621)
	Swiss Franc	Buy	9/21/16	9,144,022	8,984,955	159,067
Citibank, N.A.
	Australian Dollar	Buy	10/19/16	4,737,411	4,641,800	95,611
	British Pound	Buy	9/21/16	32,187	32,680	(493)
	Canadian Dollar	Sell	10/19/16	520,922	525,488	4,566
	Danish Krone	Buy	9/21/16	5,800,765	5,801,045	(280)
	Euro	Sell	9/21/16	2,526,642	2,528,457	1,815
	Japanese Yen	Sell	8/18/16	1,655,925	1,615,388	(40,537)
Credit Suisse International
	Australian Dollar	Buy	10/19/16	3,844,451	3,769,195	75,256
	British Pound	Sell	9/21/16	3,942,859	4,292,357	349,498
	Japanese Yen	Buy	8/18/16	252,285	240,668	11,617
	Norwegian Krone	Sell	9/21/16	162,510	159,471	(3,039)
	Swiss Franc	Sell	9/21/16	55,453	54,489	(964)
Goldman Sachs International
	British Pound	Sell	9/21/16	3,606,550	3,926,904	320,354
	Chinese Yuan (Offshore)	Sell	8/18/16	516,461	515,794	(667)
	Japanese Yen	Sell	8/18/16	960,279	995,120	34,841
	Swedish Krona	Buy	9/21/16	2,111,509	2,181,434	(69,925)
HSBC Bank USA, National Association
	British Pound	Sell	9/21/16	4,656,407	5,069,604	413,197
	Canadian Dollar	Buy	10/19/16	2,066,679	2,084,375	(17,696)
	Euro	Sell	9/21/16	3,364,747	3,366,853	2,106
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	10/19/16	77,250	75,716	1,534
	British Pound	Sell	9/21/16	4,447,654	4,856,991	409,337
	Canadian Dollar	Buy	10/19/16	554,480	559,321	(4,841)
	Euro	Buy	9/21/16	457,312	393,100	64,212
	Japanese Yen	Buy	8/18/16	1,110,869	1,114,971	(4,102)
	Norwegian Krone	Sell	9/21/16	3,734,124	3,811,238	77,114
	Singapore Dollar	Sell	8/18/16	90,911	90,686	(225)
	Singapore Dollar	Buy	11/16/16	3,960,345	3,905,371	54,974
	South Korean Won	Sell	8/18/16	3,662,058	3,597,157	(64,901)
	Swedish Krona	Sell	9/21/16	3,228,230	3,334,301	106,071
	Swiss Franc	Sell	9/21/16	70,971	69,601	(1,370)
State Street Bank and Trust Co.
	Australian Dollar	Buy	10/19/16	327,800	321,243	6,557
	British Pound	Buy	9/21/16	4,154,129	3,795,638	358,491
	Canadian Dollar	Buy	10/19/16	944,770	952,823	(8,053)
	Euro	Sell	9/21/16	3,796,628	3,800,636	4,008
	Israeli Shekel	Sell	10/19/16	2,842,831	2,805,760	(37,071)
	Japanese Yen	Buy	8/18/16	148,183	142,057	6,126
	Swedish Krona	Buy	9/21/16	211,474	218,452	(6,978)
	Swiss Franc	Sell	9/21/16	73,868	73,529	(339)
UBS AG
	Australian Dollar	Buy	10/19/16	2,934,358	2,875,466	58,892
	British Pound	Sell	9/21/16	4,387,519	4,586,509	198,990
	Euro	Sell	9/21/16	4,617,257	4,620,444	3,187
	Swiss Franc	Sell	9/21/16	2,834,197	2,796,727	(37,470)
WestPac Banking Corp.
	British Pound	Sell	9/21/16	5,444,131	5,927,257	483,126
	Canadian Dollar	Buy	10/19/16	1,741,131	1,756,060	(14,929)
	Japanese Yen	Sell	8/18/16	284,389	248,272	(36,117)

Total						$2,958,045

WRITTEN OPTIONS OUTSTANDING at 7/31/16 (premiums $1,627,232) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

SPDR S&P 500 ETF Trust (Put)	Aug-16/$188.00	$656,142	$29,539

Total			$29,539

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
SPDR	S&P Depository Receipts

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2015 through July 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $781,379,948.
(b)	The aggregate identified cost on a tax basis is $761,983,696, resulting in gross unrealized appreciation and depreciation of $112,676,899 and $65,424,470, respectively, or net unrealized appreciation of $47,252,429.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $4,992,574, or 0.1% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$6,332,840	$167,921,766	$154,724,424	$48,092	$19,530,182
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $32,217,982, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $31,232,617.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	57.7%
	United Kingdom	10.3
	Japan	8.9
	Ireland	3.3
	Switzerland	2.5
	Germany	2.1
	Italy	2.0
	France	1.8
	Netherlands	1.6
	Spain	1.6
	Canada	1.4
	Sweden	1.3
	Belgium	0.8
	Israel	0.8
	Norway	0.8
	China	0.8
	South Korea	0.7
	Hong Kong	0.7
	Finland	0.5
	Other	0.4

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund's policy regarding investments in securities of foreign issuers, as discussed further in the fund's prospectus.

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Options contracts: The fund used options contracts to gain exposure to securities.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $803,389 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$120,638,512	$—	$145,475
Consumer staples	110,107,248	—	—
Energy	28,387,206	—	—
Financials	102,121,412	—	—
Health care	89,443,143	—	—
Industrials	50,114,035	—	—
Information technology	96,289,690	—	—
Materials	50,243,420	—	—
Telecommunication services	54,270,421	—	—
Utilities	48,806,552	—	—
Total common stocks	750,421,639	—	145,475
Convertible preferred stocks	—	—	4,847,099
Purchased options outstanding	—	32,794	—
U.S. treasury obligations	—	490,959	—
Short-term investments	20,950,182	32,347,977	—

Totals by level	$771,371,821	$32,871,730	$4,992,574

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$2,958,045	$—
Written options outstanding	—	(29,539)	—

Totals by level	$—	$2,928,506	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$3,459,024	$500,979
Equity contracts	32,794	29,539

Total	$3,491,818	$530,518

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$200,000
Written equity option contracts (contract amount)		$200,000
Forward currency contracts (contract amount)		$173,100,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$51,226	$266,318	$101,992	$436,371	$355,195	$415,303	$713,242	$375,182	$261,069	$483,126	$3,459,024
	Purchased options#	—	—	32,794	—	—	—	—	—	—	—	32,794

	Total Assets	$51,226	$266,318	$134,786	$436,371	$355,195	$415,303	$713,242	$375,182	$261,069	$483,126	$3,491,818

	Liabilities:
	Forward currency contracts#	9,675	141,307	41,310	4,003	70,592	17,696	75,439	52,441	37,470	51,046	500,979
	Written options#	—	—	29,539	—	—	—	—	—	—	—	29,539

	Total Liabilities	$9,675	$141,307	$70,849	$4,003	$70,592	$17,696	$75,439	$52,441	$37,470	$51,046	$530,518

	Total Financial and Derivative Net Assets	$41,551	$125,011	$63,937	$432,368	$284,603	$397,607	$637,803	$322,741	$223,599	$432,080	$2,961,300
	Total collateral received (pledged)##†	$—	$—	$—	$400,000	$284,603	$397,607	$637,803	$322,741	$223,599	$—
	Net amount	$41,551	$125,011	$63,937	$32,368	$—	$—	$—	$—	$—	$432,080

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Equity Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 29, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 29, 2016